Financial Instruments - Summary of The Percentage Provision Per Type of Customer Or Revenue And Age of Balance (Detail) - Trade Receivables And Contract Assets [Member]	Dec. 31, 2024	Dec. 31, 2023
Current [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.09%	0.17%
Current [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.48%	0.45%
Current [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.22%	1.27%
Current [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.91%	1.24%
More than 30 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.16%	1.49%
More than 30 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	16.88%	11.90%
More than 30 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	23.03%	23.08%
More than 30 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	13.35%	8.26%
More than 60 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	3.25%	3.67%
More than 60 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	39.60%	27.72%
More than 60 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	41.88%	38.67%
More than 60 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	26.71%	15.17%
More than 120 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	14.39%	14.72%
More than 120 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	70.98%	63.56%
More than 120 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	71.39%	65.30%
More than 120 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	61.69%	49.70%
More than 180 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	41.24%	38.49%
More than 180 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	86.48%	83.38%
More than 180 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	86.46%	81.19%
More than 180 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	78.15%	74.63%
More than 270 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	94.11%	85.78%
More than 270 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	96.12%	94.20%
More than 270 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	99.24%	98.04%
More than 270 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	98.90%	98.90%
More than 300 [Member] | Tier 1 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
More than 300 [Member] | Tier 2 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
More than 300 [Member] | Tier 3 [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%
More than 300 [Member] | Others [Member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%